CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
OPERATING ACTIVITIES
Net (loss) earnings		$ (66.8)	$ 140.6
Adjustments for:
Gain on disposal of Blackwater stream		0.0	(147.3)
Foreign exchange gain		(4.8)	(0.9)
Depreciation and depletion		195.9	196.8
Financial instrument transaction costs		0.0	0.4
Other non-cash adjustments		36.6	94.3
Income tax expense		1.4	19.7
Finance income		(3.8)	(0.3)
Finance costs		27.8	34.8
Reclamation and closure costs paid		(4.0)	(12.0)
Cash flows from (used in) operations before changes in working capital		182.3	326.1
Change in non-cash operating working capital		9.1	1.0
Income taxes paid		(0.7)	(3.4)
Cash generated from operations		190.7	323.7
INVESTING ACTIVITIES
Mining interests		(292.9)	(247.3)
Proceeds from sale of Blackwater	[1]	0.0	39.4
Payments from sale of Blackwater stream	[2]	(2.6)
Proceeds from sale of Blackwater stream	[2]		300.0
Tax refunds collected from Mesquite sale		12.8	0.0
Proceeds from sale of other assets		0.9	1.4
Investment and other financial instrument acquisitions		(4.0)	(36.4)
Interest received		3.9	0.3
Cash (used by) generated from investing activities		(281.9)	57.4
FINANCING ACTIVITIES
Repayment of long-term debt and premium paid		(101.6)	0.0
Proceeds received from issuance of shares		0.9	0.2
Lease payments		(10.3)	(10.4)
Cash settlement of non-current derivative financial liabilities		(36.4)	(32.3)
Interest paid		(37.6)	(42.6)
Financing initiation costs		0.0	(1.4)
Cash used by financing activities		(185.0)	(86.5)
Effect of exchange rate changes on cash and cash equivalents		(4.5)	0.6
Change in cash and cash equivalents		(280.7)	295.2
Cash and cash equivalents, beginning of period		481.5	186.3
Cash and cash equivalents, end of period		200.8	481.5
Cash and cash equivalents are comprised of:
Cash		167.7	337.5
Short-term money market instruments		33.1	144.0
Cash and cash equivalents, end of period		$ 200.8	$ 481.5

[1]	In 2021, the Company collected the final $39.4 million of proceeds due from Artemis Gold Inc. for the sale of the Blackwater Project.
[2]	In 2021 the Company disposed of the Blackwater gold stream for $300.0 million. Blackwater stream transaction costs of $2.6 million were paid in 2022.